Financial Instruments and Related Risk Management (Summary of Maximum Exposure to Credit Risk) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 6,044	$ 6,951
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	941	901
Receivables from Customers[Member]
Disclosure of credit risk exposure [Line Items]
Maximum Exposure To Credit Risk	$ 5,103	$ 6,050